As filed with the Securities and Exchange Commission on May 20, 2016

1933 Act Registration No. 333-180225

1940 Act Registration No. 811-22678

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 21

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 22

SALIENT MF TRUST

(Exact Name of Registrant as Specified in Charter)

4265 San Felipe, Suite 800

Houston, Texas 77027

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-713-993-4001

JOHN A. BLAISDELL

Salient MF Trust

4265 San Felipe, Suite 800

Houston, Texas 77027

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

GEORGE J. ZORNADA

K&L Gates LLP

One Lincoln Street

Boston, MA 02111

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 21 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 20 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston and the State of Texas, on this 20th day of May, 2016.

SALIENT MF TRUST

/s/ John Blaisdell
John A. Blaisdell, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John A.Blaisdell	Trustee, President (Principal Executive Officer)	May 20, 2016
John A. Blaisdell

/s/ Jeremy L. Radcliffe*	Trustee, Secretary	May 20, 2016
Jeremy L. Radcliffe

/s/ Christopher R. Arnold*	Treasurer (Principal Financial Officer)	May 20, 2016
Christopher R. Arnold

/s/ Karin B. Bonding*	Trustee	May 20, 2016
Karin B. Bonding

/s/ Jonathan P. Carroll*	Trustee	May 20, 2016
Jonathan P. Carroll

/s/ Bernard Harris, Jr.*	Trustee	May 20, 2016
Bernard A. Harris, Jr.

/s/ Richard C. Johnson*	Trustee	May 20, 2016
Richard C. Johnson

/s/ G. Edward Powell*	Trustee	May 20, 2016
G. Edward Powell

/s/ Scott Schwinger*	Trustee	May 20, 2016
Scott E. Schwinger

*	Power of Attorney

*By:	/s/ Jeremy L. Radcliffe	May 20, 2016
Jeremy L. Radcliffe
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Haig G. Mardikian*	Trustee	May 20, 2016
Haig G. Mardikian

/s/ Cecilia H. Herbert*	Trustee	May 20, 2016
Cecilia H. Herbert

/s/ Julie Allecta*	Trustee	May 20, 2016
Julie Allecta

/s/ A. John Gambs*	Trustee	May 20, 2016
A. John Gambs

*	Power of Attorney

By:	/s/ Barbara Tolle	May 20, 2016
Barbara Tolle
Attorney-in-Fact

SIGNATURES

Salient Adaptive Growth Offshore Fund Ltd. (formerly Salient Risk Parity Offshore Fund Ltd.) has duly caused this amended Registration Statement, with respect only to information that specifically relates to Salient Adaptive Growth Offshore Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas, on the 20th day of May, 2016.

SALIENT ADAPTIVE GROWTH OFFSHORE FUND LTD.

/s/ John Blaisdell
John A. Blaisdell, PRESIDENT

This amended Registration Statement, with respect only to information that specifically relates to Salient Adaptive Growth Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John A.Blaisdell	Trustee, President (Principal Executive Officer)	May 20, 2016
John A. Blaisdell

/s/ Jeremy L. Radcliffe	Director, Secretary	May 20, 2016
Jeremy L. Radcliffe

/s/ Christopher R. Arnold	Treasurer (Principal Financial Officer)	May 20, 2016
Christopher R. Arnold

/s/ Karin B. Bonding*		May 20, 2016
Karin B. Bonding

/s/ Jonathan P. Carroll*		May 20, 2016
Jonathan P. Carroll

/s/ Bernard Harris, Jr.*		May 20, 2016
Bernard A. Harris, Jr.

/s/ Richard C. Johnson*		May 20, 2016
Richard C. Johnson

/s/ G. Edward Powell*		May 20, 2016
G. Edward Powell

/s/ Scott Schwinger*		May 20, 2016
Scott E. Schwinger

*	Power of Attorney

*By:	/s/ Jeremy L. Radcliffe	May 20, 2016
Jeremy L. Radcliffe
Attorney-in-Fact

SIGNATURES

Salient Trend Offshore Fund Ltd. (formerly Salient Pure Trend Offshore Fund Ltd.) has duly caused this amended Registration Statement, with respect only to information that specifically relates to Salient Trend Offshore Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas, on the 20th day of May, 2016.

SALIENT TREND OFFSHORE FUND LTD.

/s/ John Blaisdell
John A. Blaisdell, PRESIDENT

This amended Registration Statement, with respect only to information that specifically relates to Salient Trend Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John A.Blaisdell	Trustee, President (Principal Executive Officer)	May 20, 2016
John A. Blaisdell

/s/ Jeremy L. Radcliffe	Director, Secretary	May 20, 2016
Jeremy L. Radcliffe

/s/ Christopher R. Arnold	Treasurer (Principal Financial Officer)	May 20, 2016
Christopher R. Arnold

/s/ Karin B. Bonding*		May 20, 2016
Karin B. Bonding

/s/ Jonathan P. Carroll*		May 20, 2016
Jonathan P. Carroll

/s/ Bernard Harris, Jr.*		May 20, 2016
Bernard A. Harris, Jr.

/s/ Richard C. Johnson*		May 20, 2016
Richard C. Johnson

/s/ G. Edward Powell*		May 20, 2016
G. Edward Powell

/s/ Scott Schwinger*		May 20, 2016
Scott E. Schwinger

*	Power of Attorney

*By:	/s/ Jeremy L. Radcliffe	May 20, 2016
Jeremy L. Radcliffe
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase